UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 47.12%

Aircraft Parts & Auxiliary Equipment - 0.74%
1,200	Spirit Aerosystems Holdings, Inc. *	$ 12,204

Bottled & Canned Soft Drinks Carbonated Waters - 2.86%
1,400	Hansen Natural Corp. *	46,942

Cookies & Crackers - 1.75%
800	J&J Snack Food Corp.	28,704

Crude Petroleum & Natural Gas - 1.57%
500	Royal Dutch Shell Plc - Class B	25,715

Deep Sea Foreign Transportation - 1.07%
2,500	Excel Maritime Carriers Ltd.	17,600

Fats & Oils - 0.72%
1,970	Zapata Corp. *	11,879

Fire, Marine & Casualty Insurance - 8.14%
125	Fairfax Financial Holdings Ltd.	39,176
300	Odyssey Re Holdings Corp.	15,543
1,000	Safety Insurance Group, Inc.	38,060
900	Travelers Companies, Inc.	40,680
		133,459
Hospital & Medical Service Plans - 0.86%
1,100	Wellcare Health Plans, Inc. *	14,146

Industrial Instruments For Measurement, Display & Control - 1.81%
2,000	Cognex Corp.	29,600

Investment Advise - 4.89%
500	Franklin Resources, Inc.	31,890
2,200	Legg Mason, Inc.	48,202
		80,092
Meat Packing Plants - 3.28%
45	Seaboard Corp.	53,730

Miscellaneous Manufacturing Industries - 4.14%
1,700	Ceradyne, Inc. *	34,527
2,000	Hillenbrand, Inc.	33,360
		67,887
Petroleum Refining - 7.66%
700	Conoco Phillips	36,260
1,600	Marathon Oil Corp.	43,776
2,100	Valero Energy Corp.	45,444
		125,480
Primary Production of Aluminum - 0.69%
500	Kaiser Aluminum Corp.	11,260

Rolling Drawing & Extruding of Nonferrous Metals - 1.31%
1,500	RTI International Metals, Inc. *	21,465

Services-Equipment Rental & Leasing, NEC - 4.03%
10,800	Genesis Lease Ltd.	30,564
123	Wesco Financial Corp.	35,412
		65,976

TOTAL FOR COMMON STOCKS (Cost $856,487) - 47.12%		$ 746,139

EXCHANGE TRADED FUNDS - 6.86%
500	Ishares Russell 2000 Value Index Fund	24,585
350	Ishares S&P 500 Index	31,609
700	Ishares S&P 500 Value Index Fund	31,626
500	Ishares TR Russell 2000 Index	24,620
		112,440

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $126,575) - 6.86%		$ 112,440

CORPORATE BONDS - 3.52%
2,000	CBS Corp.6.750%, 03/27/2056	26,240
2,550	Pulte Homes 7.375%, 06/01/2046	31,467

TOTAL FOR CORPORATE BONDS (Cost $49,628) - 3.52%		$ 57,707

SHORT TERM INVESTMENTS - 44.15%
723,693	Fidelity Institutional Government Money Market Fund Class I 1.19% ** (Cost $723,693)	723,693

TOTAL INVESTMENTS (Cost $1,756,383) - 100.05%		$ 1,639,979

OTHER ASSETS LESS LIABILITIES - (0.05%)		(843)

NET ASSETS - 100.00%		$ 1,639,136

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS
The Davlin Philanthropic Fund
1. SECURITY TRANSACTIONS
At December 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,756,383 amounted to $116,405, which consisted of aggregate gross unrealized appreciation of $100,586 and aggregate gross unrealized depreciation of $216,991.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,582,272	$ -
Level 2 - Other significant observable inputs		57,707	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,639,979	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date March 10, 2009